CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Cash generated from/(used in) operations	¥ (10,818)	¥ 80,192	¥ 74,306
Income tax paid	(1,408)	(523)	(20)
Net cash generated from/(used in) operating activities	(12,226)	79,669	74,286
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	6,562	66	11
Purchase of and deposit paid for property, plant and equipment	(6,903)	(30,599)	(55,244)
Purchase of and deposit paid for intangible assets	(76)	(187)	(215)
Restricted cash	0	0	1,547
Balances with related parties	0	0	717
Loan granted to a third party	(39,666)	(66,000)	0
Loan repayment from the third party	39,666	66,000	0
Interest income received	138	404	78
Proceeds from disposal of associate	0	0	80
Proceeds from disposal of subsidiaries	0	0	824
Proceeds from ceased operation of subsidiaries	0	(1)	(44)
Net cash used in investing activities	(279)	(30,317)	(52,246)
Cash flows from financing activities
Proceeds from borrowings	80,230	67,000	85,166
Repayment of borrowings	(21,916)	(63,045)	(130,190)
Repayment of lease liabilities	(38,836)	(38,842)	(25,672)
Proceeds from other borrowings	83,000	92,093	13,547
Repayment of other borrowings	(63,000)	(116,314)	(73,098)
Interest paid	(8,749)	(8,717)	(10,146)
Addition of paid-in capital	0	0	170,001
Capital contribution from non-controlling interests	0	(500)	0
Dividends paid to non-controlling interests	(801)	(225)	(546)
Net cash generated from/(used in) financing activities	29,928	(68,550)	29,062
Net increase/(decrease) in cash and cash equivalents	17,423	(19,198)	51,102
Cash and cash equivalents at beginning of the year	42,836	62,336	12,161
Effect of changes in foreign exchange rates	0	(302)	(927)
Cash and cash equivalents at end of the year	¥ 60,259	¥ 42,836	¥ 62,336